UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED Schedule of Investments

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 58.7%
AUSTRALIA 4.1%
ENERGY—OIL & GAS 0.5%
Santos Ltd.	37,598	$486,575
MATERIALS 0.8%
CHEMICALS 0.3%
Incitec Pivot Ltd.	87,223	280,610
METALS & MINING 0.5%
Equatorial Resources Ltd.(a)	13,912	15,933
Fortescue Metals Group Ltd.	89,131	365,627
Metminco Ltd.(a)	836,048	34,818
Mineral Deposits Ltd.(a)	440	1,727
		418,105
TOTAL MATERIALS		698,715
REAL ESTATE 2.8%
DIVERSIFIED 1.6%
Cromwell Property Group	268,339	271,000
Dexus Property Group	219,079	237,218
GPT Group	158,885	613,720
Mirvac Group	173,167	292,074
		1,414,012
OFFICE 0.1%
Commonwealth Property Office Fund	101,951	117,822
RETAIL 1.1%
Charter Hall Retail REIT	77,804	316,732
Federation Centres Ltd.	60,083	147,631
Westfield Retail Trust	178,636	561,681
		1,026,044
TOTAL REAL ESTATE		2,557,878
TOTAL AUSTRALIA		3,743,168
BERMUDA 0.2%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS
Asian Citrus Holdings Ltd. (GBP)	227,494	101,971
Asian Citrus Holdings Ltd. (HKD)	153,000	78,840
TOTAL BERMUDA		180,811

	Number of Shares	Value
BRAZIL 0.8%
ENERGY—OIL & GAS 0.5%
Petroleo Brasileiro SA, ADR	24,563	$445,818
REAL ESTATE 0.3%
OFFICE 0.1%
FII BTG Pactual Corporate Office Fund	1,400	103,679
RETAIL 0.2%
BR Malls Participacoes SA	14,792	184,173
TOTAL REAL ESTATE		287,852
TOTAL BRAZIL		733,670
CANADA 7.5%
ENERGY—OIL & GAS 0.7%
Suncor Energy	20,590	616,981
GOLD 5.0%
Central GoldTrust (USD)(a)	16,000	950,880
Sprott Physical Gold Trust ETF (USD)(a)	265,000	3,585,450
		4,536,330
MATERIALS—METALS & MINING 1.2%
Franco-Nevada Corp.	8,498	387,904
Lundin Mining Corp.(a)	86,150	376,538
Yamana Gold	20,133	310,165
		1,074,607
REAL ESTATE—OFFICE 0.6%
Allied Properties Real Estate Investment Trust	8,384	272,603
Brookfield Office Properties (USD)	19,589	336,343
		608,946
TOTAL CANADA		6,836,864
FRANCE 1.6%
ENERGY—OIL & GAS 0.6%
Total SA	11,106	531,795
REAL ESTATE 1.0%
DIVERSIFIED 0.2%
Societe Fonciere Lyonnaise SA	3,251	164,608
RETAIL 0.8%
Klepierre	7,173	281,772

	Number of Shares	Value
Unibail-Rodamco	1,862	$433,683
		715,455
TOTAL REAL ESTATE		880,063
TOTAL FRANCE		1,411,858
HONG KONG 2.7%
ENERGY—OIL & GAS 0.2%
CNOOC Ltd.	103,000	197,706
MATERIALS—METALS & MINING 0.1%
China Polymetallic Mining Ltd.(a),(b)	323,000	56,173
REAL ESTATE 2.4%
DIVERSIFIED 1.5%
Hang Lung Properties Ltd.	35,000	130,981
Hysan Development Co., Ltd.	50,131	254,125
Sino Land Co., Ltd.	115,000	194,962
Sun Hung Kai Properties Ltd.	55,000	739,705
		1,319,773
HOTEL 0.1%
Shangri-La Asia Ltd.	70,000	137,610
OFFICE 0.5%
Hongkong Land Holdings Ltd. (USD)	62,000	459,420
RETAIL 0.3%
Link REIT	50,000	273,106
TOTAL REAL ESTATE		2,189,909
TOTAL HONG KONG		2,443,788
ISRAEL 0.2%
MATERIALS—CHEMICALS
Israel Chemicals Ltd.	14,926	192,861
ITALY 0.5%
ENERGY—OIL & GAS
Eni S.p.A.	18,470	415,036
JAPAN 4.1%
ENERGY—OIL & GAS 0.3%
Inpex Corp.	54	289,117
REAL ESTATE 3.8%
DIVERSIFIED 2.3%
Mitsubishi Estate Co., Ltd.	28,000	788,527

	Number of Shares	Value
Mitsui Fudosan Co., Ltd.	20,000	$567,696
NTT Urban Development Corp.	123	147,388
Sumitomo Realty & Development Co., Ltd.	11,000	425,931
United Urban Investment Corp.	91	148,291
		2,077,833
INDUSTRIAL 0.6%
Industrial & Infrastructure Fund Investment Corp.	13	143,486
Nippon Prologis REIT(a)	39	424,656
		568,142
OFFICE 0.5%
Japan Excellent	44	329,527
Japan Real Estate Investment Corp.	8	110,564
		440,091
RETAIL 0.4%
AEON Mall Co., Ltd.	7,200	219,055
Japan Retail Fund Investment Corp.	63	155,936
		374,991
TOTAL REAL ESTATE		3,461,057
TOTAL JAPAN		3,750,174
JERSEY 1.2%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)	129,289	699,552
Randgold Resources Ltd. (GBP)	4,392	379,050
TOTAL JERSEY		1,078,602
LUXEMBOURG 0.0%
CONSUMER—NON-CYCLICAL—AGRICULTURE
Adecoagro SA (USD)(a)	500	3,845
MEXICO 0.2%
REAL ESTATE—DIVERSIFIED
Fibra Uno Administracion SA de CV	40,279	132,889
NETHERLANDS 0.6%
REAL ESTATE—RETAIL
Corio NV	9,069	423,095
Eurocommercial Properties NV	4,293	157,138
TOTAL NETHERLANDS		580,233

	Number of Shares	Value
NORWAY 1.1%
ENERGY—OIL & GAS 0.6%
Statoil ASA	23,211	$561,125
MATERIALS—CHEMICALS 0.3%
Yara International ASA	6,917	313,357
REAL ESTATE—OFFICE 0.2%
Norwegian Property ASA	101,174	158,844
TOTAL NORWAY		1,033,326
PHILIPPINES 0.7%
REAL ESTATE
DIVERSIFIED 0.2%
Ayala Land	260,400	208,652
RETAIL 0.5%
SM Prime Holdings	950,375	444,797
TOTAL PHILIPPINES		653,449
RUSSIA 1.1%
ENERGY—OIL & GAS 0.5%
Gazprom OAO, ADR	30,915	264,323
Rosneft OAO (USD)	27,394	209,016
		473,339
MATERIALS—METALS & MINING 0.6%
MMC Norilsk Nickel OJSC (USD)	22,727	383,859
Uralkali OJSC (USD)	3,803	140,255
		524,114
TOTAL RUSSIA		997,453
SINGAPORE 1.3%
REAL ESTATE
DIVERSIFIED 0.1%
Capitaland Ltd.	36,000	102,455
HOTEL 0.1%
CDL Hospitality Trusts	58,000	95,860
INDUSTRIALS 0.5%
Global Logistic Properties Ltd.	180,000	380,215
RETAIL 0.6%
CapitaMall Trust	127,000	213,996
CapitaMalls Asia Ltd.	104,000	171,887

	Number of Shares	Value
Suntec Real Estate Investment Trust	116,000	$168,340
		554,223
TOTAL SINGAPORE		1,132,753
SOUTH AFRICA 0.3%
MATERIALS—METALS & MINING
Northam Platinum Ltd.(a)	65,065	280,913
SWEDEN 0.1%
REAL ESTATE—OFFICE
Fabege AB	9,944	101,629
SWITZERLAND 0.3%
ENERGY—OIL & GAS EQUIPMENT & SERVICES
Weatherford International Ltd. (USD)(a)	24,432	296,604
THAILAND 0.2%
REAL ESTATE—RETAIL
Central Pattana PCL	62,100	201,451
UNITED KINGDOM 5.2%
ENERGY 1.9%
INTEGRATED OIL & GAS 1.4%
BG Group PLC	30,399	521,482
New Britain Palm Oil Ltd.	22,757	135,719
Royal Dutch Shell PLC	19,061	632,825
		1,290,026
OIL & GAS EQUIPMENT & SERVICES 0.5%
Ensco PLC, Class A (USD)	6,700	402,000
TOTAL ENERGY		1,692,026
MATERIALS—METALS & MINING 2.2%
BHP Billiton PLC	44,857	1,305,225
London Mining PLC(a)	53,900	96,026
Rio Tinto PLC	9,464	443,625
Vedanta Resources PLC	10,425	159,195
		2,004,071
REAL ESTATE 1.1%
DIVERSIFIED 0.7%
Hammerson PLC	15,569	116,365
Land Securities Group PLC	26,894	338,763

	Number of Shares	Value
Londonmetric Property PLC	100,015	$161,086
		616,214
OFFICE 0.4%
Derwent London PLC	12,520	409,386
TOTAL REAL ESTATE		1,025,600
TOTAL UNITED KINGDOM		4,721,697
UNITED STATES 24.7%
COMMUNICATIONS—TOWERS 0.2%
American Tower Corp.	2,632	202,453
CONSUMER—NON-CYCLICAL—BASIC MATERIALS 0.1%
Archer-Daniels-Midland Co.	2,233	75,319
ENERGY 5.0%
OIL & GAS 3.8%
Anadarko Petroleum Corp.	6,991	611,363
Apache Corp.	4,265	329,087
Chevron Corp.	4,380	520,432
CONSOL Energy	14,209	478,133
Marathon Oil Corp.	14,502	489,007
Noble Energy	4,284	495,488
Occidental Petroleum Corp.	6,570	514,891
		3,438,401
OIL & GAS SERVICES 1.2%
Halliburton Co.	4,698	189,846
National Oilwell Varco	6,915	489,236
Valero Energy Corp.	9,126	415,142
		1,094,224
TOTAL ENERGY		4,532,625
GOLD 3.7%
iShares Gold Trust ETF(a)	217,600	3,377,152
INDUSTRIALS—MACHINERY 0.5%
AGCO Corp.	6,328	329,815
Deere & Co.	1,517	130,432
		460,247
MATERIALS 1.0%
CHEMICALS 0.6%
Monsanto Co.	3,234	341,608

	Number of Shares	Value
Mosaic Co./The	3,861	$230,154
		571,762
CONSTRUCTION MATERIALS 0.4%
Boise Cascade Co.(a)	9,400	319,036
TOTAL MATERIALS		890,798
REAL ESTATE 14.2%
DIVERSIFIED 1.2%
American Assets Trust	4,199	134,410
Colony Financial	8,439	187,346
Duke Realty Corp.	15,585	264,633
Vornado Realty Trust	5,837	488,207
		1,074,596
HEALTH CARE 0.8%
Emeritus Corp.(a)	5,727	159,153
Ventas	8,252	604,047
		763,200
HOTEL 1.3%
Chesapeake Lodging Trust	6,256	143,513
Hersha Hospitality Trust	39,307	229,553
Pebblebrook Hotel Trust	7,647	197,216
RLJ Lodging Trust	9,141	208,049
Starwood Hotels & Resorts Worldwide	3,940	251,096
Sunstone Hotel Investors(a)	10,074	124,011
		1,153,438
INDUSTRIALS 1.4%
DCT Industrial Trust	12,633	93,484
First Industrial Realty Trust	7,545	129,246
Prologis	17,403	695,772
STAG Industrial	9,099	193,535
Terreno Realty Corp.	10,163	182,731
		1,294,768
MORTGAGE 0.2%
Gramercy Capital Corp.(a)	30,767	160,296
OFFICE 2.0%
Boston Properties	1,212	122,484
Corporate Office Properties Trust	7,013	187,107
Douglas Emmett	16,171	403,143

	Number of Shares	Value
Hudson Pacific Properties	8,416	$183,048
Kilroy Realty Corp.	2,420	126,808
Mack-Cali Realty Corp.	8,369	239,437
Parkway Properties	11,420	211,841
SL Green Realty Corp.	4,225	363,815
		1,837,683
OFFICE/INDUSTRIAL 0.2%
PS Business Parks	1,874	147,896
RESIDENTIAL 2.2%
APARTMENT 1.7%
AvalonBay Communities	3,667	464,499
Colonial Properties Trust	10,283	232,499
Education Realty Trust	13,953	146,925
Equity Residential	12,736	701,244
		1,545,167
MANUFACTURED HOME 0.5%
Sun Communities	2,691	132,747
TRI Pointe Homes(a)	14,214	286,412
		419,159
TOTAL RESIDENTIAL		1,964,326
SELF STORAGE 0.9%
CubeSmart	20,166	318,623
Extra Space Storage	6,026	236,641
Public Storage	1,364	207,765
Sovran Self Storage	1,674	107,956
		870,985
SHOPPING CENTERS 3.4%
COMMUNITY CENTER 1.5%
Acadia Realty Trust	4,511	125,271
DDR Corp.	13,424	233,846
Kimco Realty Corp.	15,837	354,749
Ramco-Gershenson Properties Trust	11,856	199,181
Regency Centers Corp.	4,844	256,296
Tanger Factory Outlet Centers	5,218	188,787
		1,358,130
FREE STANDING 0.3%
National Retail Properties	7,573	273,915

	Number of Shares	Value
REGIONAL MALL 1.6%
General Growth Properties	5,985	$118,982
Glimcher Realty Trust	20,975	243,310
Simon Property Group	7,131	1,130,691
		1,492,983
TOTAL SHOPPING CENTERS		3,125,028
SPECIALTY 0.6%
Digital Realty Trust	5,877	393,230
Gladstone Land Corp.	7,900	122,608
		515,838
TOTAL REAL ESTATE		12,908,054
TOTAL UNITED STATES		22,446,648
TOTAL COMMON STOCK (Identified cost—$51,495,878)		53,369,722
PREFERRED SECURITIES—$25 PAR VALUE 3.4%
NETHERLANDS 0.4%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Aegon NV, 7.25% (USD)	13,000	334,490
UNITED STATES 3.0%
BANKS 2.0%
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)	6,000	150,900
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W (TruPS)	21,000	531,300
Countrywide Capital V, 7.00%, due 11/1/36	22,000	562,100
US Bancorp, 3.50%, Series A, ($1,000 Par Value)(FRN)	600	560,400
		1,804,700
ELECTRIC—INTEGRATED 0.5%
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)	4,431	448,916
REAL ESTATE—INDUSTRIALS 0.5%
Prologis, 6.75%, Series R	10,000	250,800
Prologis, 6.85%, Series P	10,000	249,950
		500,750
TOTAL UNITED STATES		2,754,366
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$3,058,250)		3,088,856

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 1.3%
UNITED STATES
BANKS
Mellon Capital IV, 4.00%, Series 1 (FRN)	515,000	$496,975
Wachovia Capital Trust III, 5.57%, (FRN)	650,000	653,087
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,130,172)		1,150,062

	Principal Amount
CORPORATE BONDS—CANADA 1.0%
BANKS 0.3%
Toronto-Dominion Bank, 2.948%, due 8/2/16, Series DPNT	CAD	250,000	255,946
INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Bell Canada, 4.85%, due 6/30/14	CAD	400,000	409,718
PIPELINES 0.3%
TransCanada PipeLines Ltd., 5.05%, due 8/20/13	CAD	250,000	249,655
TOTAL CORPORATE BONDS (Identified cost—$925,566)			915,319
GOVERNMENT ISSUES—AUSTRALIA 1.9%
Australia Government Bond, 4.50%, due 10/21/14, Series 131	AUD	1,000,000	1,067,985
Australia Government Bond, 6.50%, due 5/15/13, Series 118	AUD	650,000	679,937
TOTAL GOVERNMENT ISSUES (Identified cost—$1,748,224)			1,747,922

	Number of Shares	Value
SHORT-TERM INVESTMENTS 32.1%
MONEY MARKET FUNDS 4.5%
State Street Institutional Treasury Money Market Fund, 0.13%(c)	4,039,707	$4,039,707

		Principal Amount
U.S. TREASURY BILLS 27.6%
U.S. Treasury Bills, 0.00% , due 5/2/13(d)		$9,691,000	9,690,340
U.S. Treasury Bills, 0.00% , due 7/25/13		9,722,000	9,719,822
U.S. Treasury Bills, 0.00% , due 9/19/13		5,704,000	5,701,291
			25,111,453
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$29,151,458)			29,151,160
TOTAL INVESTMENTS (Identified cost—$87,509,548)	98.4%		89,423,041

OTHER ASSETS IN EXCESS OF LIABILITIES(e)	1.6		1,465,649

NET ASSETS	100.0%		$90,888,690

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*    March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.

(a) Non-income producing security.

(b) Illiquid security. Aggregate holdings equal 0.1% of the net assets of the Fund.

(c) Rate quoted represents the seven-day yield of the fund.

(d) All or a portion of this security has been segregated and/or pledged as collateral for futures contracts and commodity swap contracts. $934,931 in aggregate has been pledged as collateral to Newedge USA, LLC.

(e) Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts and the value of open commodity swap contracts at March 28, 2013.

Futures contracts outstanding at March 28, 2013 were as follows:

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
26	Aluminum HG LME	$1,236,625	July 17, 2013	$(93,934)
21	Aluminum HG LME	995,925	May 15, 2013	(118,156)
21	Brent Crude Oil(b)	2,297,610	June 13, 2013	(38,202)
4	Brent Crude Oil(b)	433,280	August 15, 2013	6,282
4	Cattle Feeder	290,150	May 23, 2013	1,817
5	Cocoa	108,500	May 15, 2013	(540)
4	Coffee C	205,725	May 20, 2013	(8,399)
6	Coffee Robusta	123,060	May 31, 2013	(8,175)
6	Copper LME	1,127,737	April 17, 2013	(107,580)
6	Copper LME	1,129,087	May 15, 2013	(39,898)
24	Corn	811,200	July 12, 2013	(11,535)
6	Corn	208,575	May 14, 2013	(6,598)
15	Corn	422,250	September 13, 2013	(10,924)
4	Cotton No. 2	174,740	December 6, 2013	672
1	Cotton No. 2	44,905	July 9, 2013	1,788
2	Cotton No. 2	88,460	May 8, 2013	6,103
4	Gas Oil	367,300	May 10, 2013	(16,917)
3	Gasoline RBOB	383,998	June 28, 2013	(2,820)
5	Gasoline RBOB	653,226	April 30, 2013	(11,168)
5	Heating Oil	635,880	June 28, 2013	(24,886)
2	Heating Oil	255,948	April 30, 2013	(11,913)
2	Heating Oil	254,243	August 30, 2013	(11,203)
4	Lead LME	209,675	April 17, 2013	(29,626)
4	Lead LME	210,350	May 15, 2013	(11,570)
15	Lean Hogs(b)	546,450	June 14, 2013	(17,467)
15	Light Sweet Crude Oil	1,464,600	June 20, 2013	23,390
14	Light Sweet Crude Oil	1,362,200	August 20, 2013	10,540
5	Live Cattle	250,400	August 30, 2013	(355)
21	Live Cattle	1,044,750	June 28, 2013	(2,274)

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
19	Natural Gas	$781,470	June 26, 2013	$32,316
10	Natural Gas	402,400	April 26, 2013	61,385
22	Natural Gas	905,740	August 28, 2013	37,429
4	Nickel LME	400,200	July 17, 2013	(6,541)
4	Nickel LME	399,024	May 15, 2013	(24,439)
2	Palladium	153,650	June 26, 2013	3,419
3	Platinum	236,190	July 29, 2013	(4,567)
5	Red Spring Wheat	195,125	July 12, 2013	(5,953)
2	Red Spring Wheat	78,025	May 14, 2013	(5,333)
11	Soybean	762,025	July 12, 2013	(27,760)
4	Soybean	280,950	May 14, 2013	(9,936)
9	Soybean	563,175	November 14, 2013	(9,316)
5	Soybean Meal	173,350	December 13, 2013	(4,227)
7	Soybean Meal	280,350	July 12, 2013	(15,042)
4	Soybean Meal	161,840	May 14, 2013	(3,180)
7	Soybean Oil	208,908	December 13, 2013	(5,365)
7	Soybean Oil	211,470	July 12, 2013	(10,184)
19	Sugar 11	376,656	June 28, 2013	(13,362)
7	Sugar 11	138,454	April 30, 2013	(8,677)
11	Wheat	380,050	July 12, 2013	(35,087)
5	Wheat	183,063	July 12, 2013	(8,157)
3	Wheat	109,013	May 14, 2013	(9,823)
4	Wheat	139,850	September 13, 2013	(2,449)
7	Zinc LME	332,981	July 17, 2013	(26,544)
6	Zinc LME	282,563	May 15, 2013	(30,751)
	SHORT FUTURES OUTSTANDING
21	Aluminum HG LME	(995,925)	May 15, 2013	76,862
6	Copper LME	(1,127,737)	April 17, 2013	39,752
4	Lead LME	(209,675)	April 17, 2013	11,643
4	Nickel LME	(399,024)	May 15, 2013	6,659
6	Zinc LME	(282,562)	May 15, 2013	20,664
				$(510,112)

(a) Represents positions held in the subsidiary.

(b) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

Commodity swaps outstanding at March 28, 2013 were as follows:

Counterparty	Underlying Reference Instrument(a)	Notional Amount	Termination Date	Value
Newedge USA, LLC	Copper May Futures	$1,190,700	April 23, 2013	$(120,162)
Newedge USA, LLC	Gold June Futures	3,031,830	May 24, 2013	35,200
Newedge USA, LLC	Silver May Futures	849,690	April 23, 2013	(82,880)
				$(167,842)

(a) Represents positions held in the subsidiary.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Commodity swaps are valued based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent

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pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 28, 2013, there were $17,842,266 of

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securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$53,369,722	$53,369,722	$—	$—
Preferred Securities - $25 Par Value - Netherlands	334,490	334,490	—	—
Preferred Securities - $25 Par Value - United States	2,754,366	2,305,450	448,916	—
Preferred Securities - Capital Securities	1,150,062	—	1,150,062	—
Corporate Bonds	915,319	—	915,319	—
Government Issues	1,747,922	—	1,747,922	—
Short-Term Instruments	29,151,160	—	29,151,160	—
Total Investments(a)	$89,423,041	$56,009,662	$33,416,379	$—
Futures Contracts	340,721	340,721	—	—
Commodity Swaps	35,200	—	35,200	—
Total Appreciation in Other Financial Instruments(a)	$375,921	$340,721	$35,200	$—
Futures Contracts	(850,833)	(850,833)	—	—
Commodity Swaps	(203,042)	—	(203,042)	—
Total Depreciation in Other Financial Instruments(a)	$(1,053,875)	$(850,833)	$(203,042)	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 3. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 28, 2013:

Futures contracts	$(510,112)
Commodity swaps	(167,842)
$(677,954)

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The following summarizes the volume of the Fund’s futures and swaps activity during the period ended March 28, 2013:

	Futures
	Contracts	Commodity Swaps
Average Notional Balance - Long	$22,268,448	$5,699,182
Average Notional Balance - Short	(2,308,585)	(1,280,284)
Ending Notional Balance - Long	25,473,371	5,072,220
Ending Notional Balance - Short	(3,014,923)	—

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Commodity swaps: The Fund uses swaps on commodity futures in order to gain exposure to the underlying commodities markets. Swap values are based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Upon entering into a swap, the Fund is required to post an initial margin (referred to as “Independent Amount”, as defined in the swap agreement). Independent amounts are posted to a segregated account at the Fund’s custodian. The Fund is required to post additional collateral to the segregated account, for the benefit of the counterparty, as applicable, for mark-to-market losses on swaps.

Daily movement of collateral is subject to minimum threshold amounts.

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The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts to allow the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s activities in commodity swaps are concentrated with one counterparty. Counterparty credit risk may be mitigated to the extent the counterparty posts collateral for mark-to-market gains to the Fund.

Note 4. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$87,509,548
Gross unrealized appreciation	$4,290,593
Gross unrealized depreciation	(2,377,100)
Net unrealized appreciation	$1,913,493

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cohen & Steers REAL ASSETS Fund, Inc.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013